CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2013		17,757,342
Beginning balance, amount at Dec. 31, 2013		$ 17,757	$ 2,481,043	$ (5,400,554)	$ (2,901,754)
Issuance of common stock, shares		200,000
Issuance of common stock, amount		$ 200	49,800		50,000
Conversion of subordinated convertible promissory note and accrued interest, shares		606,531
Conversion of subordinated convertible promissory note and accrued interest, amount		$ 607	393,638		394,245
Conversion of convertible promissory notes and accrued interest, shares		3,061,355
Conversion of convertible promissory notes and accrued interest, amount		$ 3,061	1,833,752		1,836,813
Issuance of common stock in private placement, net of costs, shares		3,400,067
Issuance of common stock in private placement, net of costs, amount		$ 3,400	142,903		146,303
Issuance of common stock in reverse acquisition, shares		5,000,000
Issuance of common stock in reverse acquisition, amount		$ 5,000	(5,000)
Stock-based compensation			470,185		470,185
Net loss				(737,727)	(737,727)
Ending balance, shares at Sep. 30, 2014		30,025,295
Ending balance, amount at Sep. 30, 2014		$ 30,025	5,366,321	(6,138,281)	(741,935)
Issuance of common stock in private placement, net of costs, shares		3,037,037
Issuance of common stock in private placement, net of costs, amount		$ 3,037	738,021		741,058
Conversion of promissory notes and accrued interest, shares		1,055,554
Conversion of promissory notes and accrued interest, amount		$ 1,056	632,277		633,333
Reclassification of derivative warrant liability to additional paid-in capital			1,148,328		1,148,328
Issuance of common stock for services, amount
Stock-based compensation			732,151		732,151
Net loss				(2,902,268)	(2,902,268)
Ending balance, shares at Sep. 30, 2015		34,117,886
Ending balance, amount at Sep. 30, 2015		$ 34,118	8,371,218	(9,040,549)	(635,213)
Issuance of common stock in private placement, net of costs, shares		9,616,668
Issuance of common stock in private placement, net of costs, amount		$ 9,616	4,219,508		4,229,124
Reclassification of derivative warrant liability to additional paid-in capital			1,093,765		1,093,765
Issuance of common stock for services, shares		266,667
Issuance of common stock for services, amount		$ 267	149,733		150,000
Issuance of common stock, warrants and stock options for acquisition, shares		29,136,839
Issuance of common stock, warrants and stock options for acquisition, amount		$ 29,137	18,985,936		19,015,073
Issuance of warrants for services			477,181		477,181
Stock-based compensation			732,151		732,151
Net loss				(8,295,698)	(8,295,698)
Ending balance, shares at Sep. 30, 2016		73,138,060
Ending balance, amount at Sep. 30, 2016		$ 73,138	34,029,492	(17,336,247)	16,766,383
Issuance of common stock in private placement, net of costs, shares		975,000
Issuance of common stock in private placement, net of costs, amount		$ 975	181,429		182,404
Reclassification of derivative warrant liability to additional paid-in capital			149,209		149,209
Issuance of common stock for services, amount
Stock-based compensation			241,514		241,514
Net loss				(2,175,898)	(2,175,898)
Ending balance, shares at Dec. 31, 2016		74,113,060
Ending balance, amount at Dec. 31, 2016		$ 74,113	$ 34,601,644	$ (19,512,145)	$ 15,163,612